Debt (Details) - Schedule of Debt - USD ($) $ in Thousands	Mar. 31, 2024	Sep. 30, 2023
Schedule of Debt [Line Items]
Notes payable	$ 400	$ 1,286
Notes payable – related parties	400	1,286
SAFEs		1,512
Total debt	3,163	6,591
Less: Amounts classified as current	(3,163)	(6,591)
Noncurrent portion
Related Party [Member]
Schedule of Debt [Line Items]
Notes payable		444
7% promissory notes – related parties	2,763	3,349
Notes payable – related parties		$ 444